Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2035 Fund	Sep. 08, 2023
Fidelity Freedom Index 2035 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.60%)
Past 5 years	4.75%
Past 10 years	7.50%
Fidelity Freedom Index 2035 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.06%)
Past 5 years	3.50%
Past 10 years	6.59%
Fidelity Freedom Index 2035 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.21%)
Past 5 years	3.51%
Past 10 years	5.89%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1906
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.90%
Past 10 years	8.16%